Principal Accounting Policies - Straight-Line Method Over Their Estimated Useful Lives (Details) (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 4,339,603	$ 680,978	¥ 5,285,195	¥ 5,570,081
Advertising Services
Property, Plant and Equipment [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 381,800		¥ 248,200	¥ 39,800